Condensed consolidated statements of cash flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 16,345	$ 8,538	$ 38,130	$ 37,295	$ 25,799
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,703	8,201	32,158	32,341	28,808
Amortization of deferred financing costs	371	305	1,596	1,315	1,582
Amortization of favorable leases and asset retirement obligations	99	113	478	501	246
Amortization of interest rate caps	75		28
Deferred tax (benefit) expense	1,354	7	6,135	(63)	(1,430)
Gain on decrease in tax benefit arrangement			(2,549)
Provision for bad debts	7	11	667	139	57
Gain on disposal of property and equipment	(186)	(6)	(273)	(545)	(52)
Loss on extinguishment of debt				4,697
Equity-based compensation	576		4,877
Changes in operating assets and liabilities, excluding effects of acquisitions:
Accounts receivable	8,864	9,792	(414)	(3,632)	(3,101)
Notes receivable and due from related parties	3,544	50	4,210	177	1,281
Inventory	3,081	1,001	(1,545)	(769)	(1,750)
Other assets and other current assets	(4,632)	422	(5,720)	(1,818)	(776)
Accounts payable and accrued expenses	(16,202)	(16,745)	263	5,042	13,456
Other liabilities and other current liabilities	30	15	99	(2)	421
Income taxes	(2,314)	290	115	(1,670)	(364)
Payable to related parties pursuant to tax benefit arrangements	(2,113)
Equipment deposits	(334)	(230)	(1,088)	4,028	(1,803)
Deferred revenue	(1,091)	(717)	2,994	842	3,398
Deferred rent	85	992	1,502	1,527	1,171
Net cash provided by operating activities	15,262	12,039	81,663	79,405	66,943
Cash flows from investing activities:
Additions to property and equipment	(865)	(5,326)	(19,488)	(16,650)	(7,287)
Acquisition of franchises				(38,638)
Proceeds from sale of property and equipment	20	6	327	926	150
Net cash used in investing activities	(845)	(5,320)	(19,161)	(54,362)	(7,137)
Cash flows from financing activities:
Proceeds from issuance of Class A common stock sold in initial public offering, net of underwriting discounts and commissions			156,946
Use of proceeds from issuance of Class A common stock to purchase Holdings Units			(156,946)
Proceeds from issuance of long-term debt		120,000	120,000	390,000
Principal payments on capital lease obligations	(12)	(140)	(376)	(1,162)	(3,291)
Repayment of long-term debt	(1,275)	(975)	(14,800)	(185,800)	(10,544)
Net repayments on line of credit					(3,525)
Payment of deferred financing and other debt-related costs		(1,698)	(1,698)	(7,785)	(19)
Premiums paid for interest rate caps			(880)	(2,373)
Contributions from variable interest entities					3,402
Distributions to variable interest entities				(458)	(960)
Distributions to Continuing LLC Members	(6,411)	(139,688)	(176,486)	(205,374)	(23,057)
Net cash used in financing activities	(7,698)	(22,501)	(74,240)	(12,952)	(37,994)
Effects of exchange rate changes on cash and cash equivalents	119	23	(123)	(67)
Net (decrease) increase in cash and cash equivalents	6,838	(15,759)	(11,861)	12,024	21,812
Cash and cash equivalents, beginning of period	31,430	43,291	43,291	31,267	9,455
Cash and cash equivalents, end of period	38,268	27,532	31,430	43,291	31,267
Supplemental cash flow information:
Net cash paid for income taxes	4,336	211	2,834	1,604	1,826
Cash paid for interest	5,815	4,614	23,220	20,756	$ 7,638
Non-cash investing activities:
Non-cash consideration for acquisition of franchises				3,000
Non-cash additions to property and equipment	$ 170	384	$ 207	1,049
Non-cash financing activities:
Non-cash distributions to members				$ 901
Unsettled distributions to members		$ 7,496